Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2021 CNY (¥)
Goodwill [Abstract]
Goodwill impairment fair value			¥ 119,800
Net assets	¥ 252,918		217,754	¥ 241,823	$ 35,031	¥ 127,693
Impairment charge			¥ 40,684